Redeemable Non-controlling Interest	12 Months Ended
Dec. 31, 2018
Redeemable Non-controlling Interest
Redeemable Non-controlling Interest

17. Redeemable Non-controlling Interest

	For the Year Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance as of January 1	—	5,082	5,582
Capital contribution	5,000	—	—
(Loss) /gain	(82)	(298)	2,001
Accretion of redeemable non-controlling interest	164	798	—
Foreign currency translation adjustment, net of nil income taxes	—	—	4
Balance as of December 31	5,082	5,582	7,587

In October of 2016, a third party investor acquired 15% of the equity interest of the Company's wholly owned PRC subsidiary at a consideration of RMB5,000. The newly issued shares could be redeemed by the non-controlling shareholder from the redemption start date (i.e. three years from the closing of the financing), the redemption value is equal to RMB5,000 plus 10% of interest and 15% of the net profit attributable to the PRC subsidiary if any for the period beginning October of 2016 to the date of redemption. The redeemable non-controlling interest was recorded outside of permanent equity on the Consolidated Balance Sheets and initially recorded at the carrying value of RMB5,000. The redeemable non-controlling interest is carried at the expected redemption value.